Other expenses and income (Tables)	12 Months Ended
Jun. 30, 2023
Other expenses and income
Schedule of other expenses and income

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Includes:
Derivative (gains)/losses[1]	(3 287)	18 325	(2 282)
Translation (gains)/losses[2]	(2 728)	(693)	(5 510)
Trade and other receivables	(1 436)	(456)	1 233
Trade and other payables	171	(147)	(158)
Foreign currency loans	161	785	(6 318)
Other[3]	(1 624)	(875)	(267)
Exploration expenditure and feasibility costs	751	366	295
Professional fees	2 455	1 916	2 828
Expected credit losses raised/(released)	234	(39)	(87)
*

From the current year certain items were considered immaterial, namely Exploration expenditure and feasibility costs and Translation (gains)/losses. These items were previously presented as separate lines in the Income statement and are now presented as part of Other expenses and income.

1	Relates mainly to the Group’s hedging activities and embedded derivatives. Refer to page 118.
2	Relates mainly to the effect of the weakening of the Rand on the translation of foreign operations and intergroup exposure on foreign currency loans.
3	Other translation gains includes translation of intergroup treasury balances which increased during the year.